GOODWILL AND INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes In Carrying Value of Goodwill

Balance as of December 31, 2019	$17,947,989
Measurement period adjustments(1)	45,371
Acquisitions(2)	1,634,496
Balance as of December 31, 2020	$19,627,856
Measurement period adjustments(3)	(77,094)
Acquisitions(4)	470,595
Balance as of December 31, 2021	$20,021,357

(1)	Measurement period adjustments recorded in connection with the Shore Fire and Be Social acquisitions.
(2)	Acquisition of Be Social in August 2020.
(3)	Measurement period adjustments recorded in connection with the Be Social and B/HI acquisitions.
(4)	Acquisition of B/HI in January 2021.

Schedule of Intangible Assets

	June 30, 2022			December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets subject to amortization:
Customer relationships	$8,290,000	$5,314,182	$2,975,818	$8,290,000	$4,880,016	$3,409,984
Trademarks and trade names	4,490,000	2,037,417	2,452,583	4,490,000	1,797,917	2,692,083
Non-compete agreements	690,000	660,000	30,000	690,000	650,000	40,000
	$13,470,000	$8,011,599	$5,458,401	$13,470,000	$7,327,933	$6,142,067

	December 31, 2021			December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets subject to amortization:
Customer relationships	$8,290,000	$4,880,016	$3,409,984	$8,130,000	$3,787,406	$4,342,594
Trademarks and trade names	4,490,000	1,797,917	2,692,083	4,440,000	1,330,535	3,109,465
Non-compete agreements	690,000	650,000	40,000	630,000	630,000	—
	$13,470,000	$7,327,933	$6,142,067	$13,200,000	$5,747,941	$7,452,059

Schedule of changes in intangible assets

Balance as of December 31, 2019	$8,361,539
Intangible assets from Be Social acquisition	750,000
Amortization expense	(1,659,480)
Balance as of December 31, 2020	$7,452,059
Intangible assets from B/HI acquisition	270,000
Amortization expense	(1,579,992)
Balance as of December 31, 2021	$6,142,067

Schedule of amortization expense related to intangible assets for the next five years

2022	$683,666
2023	1,227,824
2024	991,715
2025	961,373
2026	934,001
Thereafter	659,824
Total	$5,458,401

2022	$1,367,330
2023	1,227,824
2024	991,715
2025	961,373
2026	934,001
Thereafter	659,824
Total	$6,142,067